LEASES (Tables)	6 Months Ended
Jun. 30, 2024
LEASES
Schedule of Lease Cost
	June 30,	June 30,
	2024	2023
Amortization of right-of-use assets	$29,371	-
Interest on lease liabilities	$1,809	-
	June 30,	December 31,
	2024	2023
	(unaudited)
Right-of-use assets	$70,987	$102,509

Lease liabilities, current	65,799	63,410
Lease liabilities, non-current	-	32,525
Total lease liabilities	$65,799	$95,935

Schedule of Maturity of Lease Liability
As of
June 30,
Twelve months ending December 31,	2024
2024	$35,084
2025	32,359
Total Future minimum lease payments	67,443
Less: Imputed interest	(1,644)
Total	$65,799